Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2009	Purchase	Other increase	Sale	Other decrease	Change in fair value included in OCI* for available-for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2010
Debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)	—	(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income